Sales (Tables)	6 Months Ended
Jun. 30, 2024
Sales [Abstract]
Schedule of Disaggregated Sales	Disaggregated sales by types as of June 30, 2024 and 2023 consisted of the following:
	2024	2023
Inverters	$4,804,963	$4,125,882
Chargers	358,197	228,389
Gasoline generators	3,237,892	4,514,899
Power bank	3,179,242	452,318
Other products	363,609	128,329
Total	$11,943,904	$9,449,817